Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Company has adopted a clawback policy in compliance with applicable rules and regulations of the Securities and Exchange Commission and Nasdaq listing requirements (the “Clawback Policy”). The Clawback Policy provides that, in the event of an “Accounting Restatement” (as defined in the Clawback Policy), the Company shall reasonably promptly recover any incentive-based compensation received by any “Executive Officer” (i.e. any Section 16 officer who served during the performance period applicable to the Accounting Restatement), subject to limited exceptions to the extent permitted by Nasdaq listing standards. Incentive compensation subject to recoupment under the Clawback Policy generally includes the excess of the amount of incentive-based compensation received by any Executive Officer during the three completed fiscal years immediately preceding the “Accounting Restatement Date” (as defined in the Clawback Policy) over the amount of incentive-based compensation that would have been received by the Executive Officer had such compensation been determined based on restated amounts in the Accounting Restatement.